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            UNITED STATES                                   OMB APPROVAL
   SECURITIES AND EXCHANGE COMMISSION               ---------------------------
   APPENDIX I Washington, D.C. 20549                  OMB Number: 3235-0456
                                                     Expires: August 31, 2004
              FORM 24F-2                             Estimated average burden
    ANNUAL NOTICE OF SECURITIES SOLD                 hours per response.  . .1
        PURSUANT TO RULE 24f-2                      ---------------------------

  Read instructions at end of Form before preparing Form. Please print or type.

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1. Name and address of issuer:
                               LEADER MUTUAL FUNDS
                               3435 STELZER ROAD
                               COLUMBUS, OHIO 43219
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2. The name of each series or class of funds for which this Form is filed
        (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                      [ X ]
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3. Investment Company Act File Number:      811-8494

    Securities Act File Number:             33-78408
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4(a). Last day of the fiscal year for which this notice is filed:

                                 AUGUST 31, 2003
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4(b). [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.
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4(c). [  ] Check box if this is the last time the issuer will be filing this
      Form.
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5.    Calculation of registration fee:

           (i) Aggregate sale price of securities
                 sold during the fiscal
                 year pursuant to section 24(f):                 $1,293,299,479
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           (ii) Aggregate price of securities
                  redeemed or repurchased
                  during the fiscal year:        $1,333,794,670
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          (iii) Aggregate price of securities
                  redeemed or repurchased during
                  any prior fiscal year ending no
                  earlier than October 11, 1995
                  that were not previously used
                  to reduce registration fees
                  payable to the Commission.     $  198,421,571
                                                 --------------

           (iv) Total available redemption credits
                 [Add items 5(ii) and 5(iii)]:                  -$1,532,216,241
                                                                 --------------

           (v) Net Sales - If item 5(i) is greater
                 than item 5(iv)
                 [subtract Item 5(iv) from Item 5(i) ]                       $0
                                                                 --------------
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           (vi) Redemption credits available for
                 use in future years - if
                 Item 5(i) is less than
                 Item 5 (iv) [ subtract Item
                 5(iv) from Item 5(i)]:           ($238,916,762)
                                                 --------------
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          (vii) Multiplier for determining
                 registration fee  (See Instruction C.9):             0.0000809
                                                                 --------------

         (viii) Registration fee due [multiply
                 Item 5(v) by Item 5(vii):
                 (enter "0" if no fee is due):                 =          $0.00
                                                                 --------------
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6.    Prepaid shares
           If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.
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7.    Interest due.-- if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):
                                                                             $0
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8.    Total of amount of the registration fee due plus any interest due [ Line
           5(viii) plus line 7].
                                                                          $0.00
                                                                 ==============
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9.    Date the registration fee and any interest payment was sent to the
           Commission's lockbox depository:

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           Method of Delivery:
                                   [   ]  Wire Transfer
                                   [   ]  Mail or other means
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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Troy Sheets
                                 ------------------------------------
                                 Troy Sheets, Treasurer
                                 ------------------------------------

Date  10/31/03
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  * Please print the name and title of the signing officer below the signature.
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